4. RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure
NOTE 4 – RELATED PARTY TRANSACTIONS

On March 31 2015 the company entered into a loan for $138,000 with Cyrus Sajna, a related party. This loan matures on March 31, 2019, bears no interest, and can be paid in full at any time before the penalty deadline.